UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature, Place, and Date of Signing:

/s/ Michael Lewittes                   New York, NY                   05/11/2004
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           47
                                         -----------
Form 13F Information Table Value Total:     $673,221
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ADVANCE AUTO PARTS INC         COM              00751Y106    20335  500000 SH       SOLE              500000      0    0
ALLETE INC                     COM              018522102    28483  811700 SH       SOLE              811700      0    0
AMERICAN FINL RLTY TR          COM              02607P305     9389  553894 SH       SOLE              553894      0    0
AMERICA'S CAR-MART INC         COM              03062T105     4043  150000 SH       SOLE              150000      0    0
ANHEUSER BUSCH COS INC         COM              035229103    12750  250000 SH       SOLE              250000      0    0
AUTONATION INC                 COM              05329W102     1071   62800 SH       SOLE               62800      0    0
AVENTIS                        SPONSORED ADR    053561106    18456  240000 SH       SOLE              240000      0    0
BANK OF AMERICA CORPORATION    COM              060505104    37032  457300 SH       SOLE              457300      0    0
BOISE CASCADE CORP             COM              097383103    21762  628063 SH       SOLE              628063      0    0
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109     7200  360000 SH       SOLE              360000      0    0
CENTRAL GARDEN & PET CO        COM              153527106    17458  484955 SH       SOLE              484955      0    0
CLOROX CO DEL                  COM              189054109    34535  706100 SH       SOLE              706100      0    0
CP HOLDRS                      DEP RCPTS CP     12616K106    31204  530856 SH       SOLE              530856      0    0
DJ ORTHOPEDICS INC             COM              23325G104     4353  168400 SH       SOLE              168400      0    0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     7860  240000 SH       SOLE              240000      0    0
EFUNDS CORP                    COM              28224R101     1171   71400 SH       SOLE               71400      0    0
ENDO PHARMACEUTICALS HLDGS I   CALL             29264F905      488  130000     CALL SOLE              130000      0    0
FINISH LINE INC                CL A             317923100     8095  219859 SH       SOLE              219859      0    0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204    16512  300000 SH       SOLE              300000      0    0
GENELABS TECHNOLOGIES INC      COM              368706107     4450 1654288 SH       SOLE             1654288      0    0
GENESCO INC                    COM              371532102    17482  754165 SH       SOLE              754165      0    0
GENESIS HEALTHCARE CORP        COM              37184D101    14888  611422 SH       SOLE              611422      0    0
KINDRED HEALTHCARE INC         COM              494580103    12575  250000 SH       SOLE              250000      0    0
KOHLS CORP                     CALL             500255904      306  250000     CALL SOLE              250000      0    0
KOHLS CORP                     CALL             500255904     2140  400000     CALL SOLE              400000      0    0
LIONS GATE ENTMNT CORP         COM NEW          535919203     3188  510000 SH       SOLE              510000      0    0
MADDEN STEVEN LTD              COM              556269108     4034  202100 SH       SOLE              202100      0    0
MEDICIS PARMACEUTICAL CORP     CALL             584690909      531  129600     CALL SOLE              129600      0    0
MEDICIS PARMACEUTICAL CORP     CALL             584690909     1412  243400     CALL SOLE              243400      0    0
METRO GOLDWYN MAYER INC        COM              591610100    18355 1054900 SH       SOLE             1054900      0    0
MOBILE TELESYSYSTEMS OJSC      SPONSORED ADR    607409109     3724  100000 SH       SOLE              100000      0    0
NIKE INC                       CL A             654106103    19880  255300 SH       SOLE              255300      0    0
NORANDA INC                    COM              655422103    10726  597210 SH       SOLE              597210      0    0
PERFORMANCE FOOD GROUP CO      COM              713755106     7299  212500 SH       SOLE              212500      0    0
PHARMACEUTICAL RES INC         COM              717125108    16115  283411 SH       SOLE              283411      0    0
PIER 1 IMPORTS INC             COM              720279108     6081  256600 SH       SOLE              256600      0    0
POLO RALPH LAUREN CORP         COM              731572103    10130  295500 SH       SOLE              295500      0    0
SHIRE PHARMACEUTICALS GRP PL   SPONSORED ADR    82481R106     7554  257654 SH       SOLE              257654      0    0
TARGET CORP                    COM              87612E106    29276  650000 SH       SOLE              650000      0    0
TORO CO                        COM              891092108    23262  375200 SH       SOLE              375200      0    0
TOYS R US INC                  COM              892335100    50503 3006154 SH       SOLE             3006154      0    0
TXU CORP                       COM              873168108     6337  221100 SH       SOLE              221100      0    0
TYCO INTL LTD NEW              COM              902124106    44215 1543271 SH       SOLE             1543271      0    0
UNITEDGLOBALCOM                CL A             913247508     4487  528562 SH       SOLE              528562      0    0
VAIL RESORTS INC               COM              91879Q109     2600  165000 SH       SOLE              165000      0    0
VENTAS INC                     COM              92276F100    10212  371612 SH       SOLE              371612      0    0
WENDYS INTL INC                COM              950590109    59262 1456417 SH       SOLE             1456417      0    0


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